UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05583

Franklin Templeton Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: 12/31

Date of reporting period: 06/30/19

Item 1.	Reports to Stockholders.

Internet Delivery of Shareholder Reports: Effective January 1, 2021, as permitted by regulations adopted by the SEC, you may not be receiving paper copies of the Fund’s annual or semiannual shareholder reports by mail, unless you specifically request them from the insurance company that offers your variable annuity or variable life insurance contract or your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a shareholder report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company or your financial intermediary electronically by following the instructions provided by the insurance company or by contacting your financial intermediary.

You may elect to receive all future Fund shareholder reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.

This notice is not legally a part of the shareholder report.

Franklin Templeton Variable Insurance

Products Trust Semiannual Report

MASTER CLASS – 5

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Important Notes to

Performance Information

Performance data is historical and cannot predict or guarantee future results. Principal value and investment return will fluctuate with market conditions, and you may have a gain or loss when you withdraw your money. Inception dates of the funds may have preceded the effective dates of the subaccounts, contracts or their availability in all states.

When reviewing the index comparisons, please keep in mind that indexes have a number of inherent performance differentials over the funds. First, unlike the funds, which must hold a minimum amount of cash to maintain liquidity, indexes do not have a cash component. Second, the funds are actively managed and, thus, are subject to management fees to cover salaries of securities analysts or portfolio managers in addition to other expenses. Indexes are unmanaged and do not include any commissions or other expenses typically associated with investing in securities. Third, indexes often contain a different mix of securities than the fund to which they are compared. Additionally, please remember that indexes are simply a measure of performance and cannot be invested in directly.

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Franklin VolSmart Allocation VIP Fund

This semiannual report for Franklin VolSmart Allocation VIP Fund covers the period ended June 30, 2019.

Class 5 Performance Summary as of June 30, 2019

The Fund’s Class 5 Shares posted a +12.89% total return* for the six-month period ended June 30, 2019.

*The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 4/30/20. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.

Performance reflects the Fund’s Class 5 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

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FRANKLIN VOLSMART ALLOCATION VIP FUND

Fund Goal and Main Investments

The Fund seeks total return (including income and capital gains) while seeking to manage volatility. The Fund is structured as a limited “fund-of-funds” that seeks to achieve its investment goal by investing its assets partially in other mutual funds, which include other Franklin Templeton mutual funds as well as Franklin Templeton and third-party exchange-traded funds (ETFs) (underlying funds). Each underlying fund is allocated to the equity, fixed income, multi-class or cash asset class based on its predominant asset class and strategies. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed-income and money market securities. The Fund also obtains exposure to certain strategies and investments in its core portfolio by directly investing in the securities and instruments in that strategy.

Fund Risks

All investments involve risks, including possible loss of principal. There can be no guarantee that the Fund will stay within its target volatility. Also, the managed volatility and tail risk protection strategies could negatively impact the Fund’s return and expose the Fund to additional costs. Generally, investors should be comfortable with fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Derivatives involve costs and can create economic leverage in the portfolio, which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform. Because the Fund allocates assets to a variety of investment strategies, ETFs and other mutual funds, which involve certain risks, it may be subject to those same risks. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. For comparison, the Fund’s equity benchmark, the Standard & Poor’s® 500 Index (S&P 500®), posted a +18.54% total return, while the Fund’s fixed income benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, posted a +6.11% total return for the period under review.1 The Fund’s Blended Benchmark, a combination of leading stock and bond indexes that better reflects the asset allocation of the Fund’s portfolio, posted a +13.07% total return for the same period.2

Economic and Market Overview

The U.S. economy grew during the six months ended June 30, 2019. After moderating for two consecutive quarters, the economy grew significantly faster in 2019’s first quarter, driven by growth in consumer spending, inventory investment, exports, business investment, and state and local government spending. However, the economy moderated again in the second quarter, due to weakness in inventory investment, exports, business investment and housing investment. The manufacturing and services sectors expanded during the period. The unemployment rate decreased from 3.9% in December 2018 to 3.7% at period-end.3 The annual inflation rate, as measured by the Consumer Price Index, decreased from 1.9% in December 2018 to 1.6% at period-end.3

The U.S. Federal Reserve (Fed) held its target range for the federal funds rate unchanged, at 2.25%–2.50%, during the reporting period. In March, the Fed mentioned it would end its balance sheet normalization program by the end of September 2019. In June, the Fed indicated increased uncertainties around its views on economic activity and the labor market. With market-based inflation measures remaining low in recent months, the market has interpreted the Fed’s recent statements to mean it will likely cut rates in 2019’s second half to foster continued economic growth while attempting to achieve its inflation objective.

1. Source: Morningstar.

2. Source: FactSet. The Fund’s Blended Benchmark was calculated internally and rebalanced monthly and was composed of 60% S&P 500, 30% Bloomberg Barclays U.S. Aggregate Bond Index and 10% Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index.

One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

3. Source: Bureau of Labor Statistics.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

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FRANKLIN VOLSMART ALLOCATION VIP FUND

U.S. equity markets overall rose during the period, benefiting from upbeat economic data and U.S. corporate earnings. However, markets reflected concerns about tighter regulation of technology companies, U.S. political uncertainties, and the impact of U.S. trade disputes with China and other trading partners on global growth and corporate earnings. These concerns were partially alleviated in 2019’s first four months by easing trade tensions and optimism about a potential U.S.-China trade deal. Furthermore, markets benefited from the Fed’s indications of a patient approach to its monetary policy decisions. The broad U.S. stock market, as measured by the S&P 500, rallied in 2019’s first four months, reaching a new all-time high in April 2019. After declining in May due to escalating trade tensions, stocks reached another all-time high in June amid investor optimism about potential interest-rate cuts. Overall, the S&P 500 posted a +18.54% total return for the six-month period.1

The 10-year Treasury yield, which moves inversely to its price, decreased during the period. The yield rose at some points during 2019’s first quarter amid several better-than-expected U.S. economic reports and optimism about a potential U.S.-China trade deal. However, concerns about political uncertainties in the U.S., slower domestic and global economic growth, and the Fed’s patient approach to its monetary policy decisions weighed on the Treasury yield. Near period-end, the 10-year yield reached multi-year lows and fell below certain short-term yields, due to weaker economic data and escalating U.S. trade tensions with China and Mexico. Overall, the 10-year Treasury yield declined from 2.69% at the beginning of the period to 2.00% at period-end.

Investment Strategy

Under normal market conditions, the Fund seeks to achieve its investment goal by allocating its assets across certain asset classes, sectors and strategies in an attempt to produce a diversified portfolio that will generate returns, while minimizing the expected volatility of the Fund’s returns so that volatility does not exceed a target of 10% per year. (Volatility within the 10% target is referred to as “Target Volatility.”) The Fund’s assets are primarily invested in its “core portfolio,” which is principally composed of various U.S. equity and fixed income investments and strategies, including other mutual funds that provide exposure to such investments and strategies.

In addition, the Fund employs a volatility management strategy, which is designed to manage the expected volatility of the Fund’s returns so that volatility remains within the Fund’s Target Volatility. Thus, the Fund may utilize certain derivative instruments (primarily futures contracts on

Portfolio Composition*

6/30/19

% of Total Net Assets
Stocks	53.9%
Capital Goods	12.1%
Health Care Equipment & Services	8.2%
Software & Services	6.5%
Materials	6.3%
Semiconductors & Semiconductor Equipment	3.7%
Energy	3.0%
Food, Beverage & Tobacco	2.3%
Retailing	2.2%
Pharmaceuticals, Biotechnology & Life Sciences	1.9%
Household & Personal Products	1.5%
Consumer Services	1.3%
Commercial & Professional Services	1.1%
Food & Staples Retailing	1.0%
Insurance	1.0%
Consumer Durables & Apparel	1.0%
Transportation	0.5%
Media & Entertainment	0.2%
Diversified Financials	0.1%
Underlying Funds - Equity	9.4%
Franklin DynaTech Fund—Class R6	5.3%
Franklin Income Fund—Class R6	4.1%
Underlying Funds - Fixed Income	33.4%
Franklin Low Duration Total Return Fund—Class R6	17.9%
Franklin Strategic Income Fund—Class R6	11.6%
Franklin Income Fund—Class R6	3.9%
Hedge Strategy	0.3%
Short-Term Investments & Other Net Assets	3.0%
*	Figures are stated as a perentage of total and may not equal 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors. The breakdown may not match the SOI.

indexes) in an effort to adjust the Fund’s expected volatility to within the Target Volatility. There is no guarantee that the Fund will stay within its Target Volatility. The Fund also employs a “tail risk protection strategy,” designed to protect the Fund from risks related to extreme short-term market downturns (tail risk). Thus, the Fund may utilize certain derivatives (primarily total return swap agreements) in an effort to hedge the tail risk of the Fund. There is no guarantee that the Fund’s volatility management or tail risk protection strategies will be successful.

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FRANKLIN VOLSMART ALLOCATION VIP FUND

What is a futures contract?

A futures contract is an agreement between the Fund and a counterparty made through a U.S. or foreign futures exchange to buy or sell an underlying instrument or asset at a specific price on a future date.

What is a total return swap agreement?

A swap agreement, such as an equity total return swap, is a contract between the Fund and a counterparty to exchange on a future date the returns, or differentials in rates of return, that would have been earned or realized if a notional amount were invested in specific instruments.

Manager’s Discussion

At the top-down asset allocation level at period-end, equity exposure was close to, but still above, the middle of its allocation range, while fixed income exposure was at the high end of its allocation range. The Fund held a hedge linked to a volatility index (VIX) and nominal exposure to cash at period-end.

Equities

The Fund’s relative performance was strengthened by an equity overweighting relative to the Blended Benchmark throughout the six-month period. Equities were supported by accommodative policies of major central banks, mostly positive signals around U.S.-China trade talks and investor expectations of future cuts in the federal funds target rate.

Also supporting relative results was our selection of underlying equity funds. A significant allocation to Franklin Rising Dividends Strategy lifted returns as the strategy outperformed the equity benchmark. With many central banks growing increasingly dovish during the period, yields pulled back across global bond markets. Investors in search of yield sought out dividend-paying stocks, such as those in Franklin Rising Dividends Strategy, which supported relative results. Franklin DynaTech Fund also benefited returns. In contrast, the equity component of Franklin Income Fund detracted from relative performance.

Fixed Income

The Fund’s overweighted allocation to bonds relative to the Blended Benchmark detracted from relative results. Our preference for low duration exposure in fixed income dampened relative returns as long-term U.S. Treasury yields fell. Investors’ inflation expectations generally remained subdued amid growing concerns about slowing economic activity.

Portfolio Strategy Holdings*

6/30/19

% of Total Net Assets
Franklin Rising Dividends Strategy	53.9%
Franklin Low Duration Total Return Fund	17.9%
Franklin Strategic Income Fund	11.6%
Franklin Income Fund	8.0%
Franklin DynaTech Fund	5.3%
Hedge Strategy	0.3%
Short-Term Investments & Other Net Assets	3.0%

*The breakdown may not match the SOI.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

In contrast, the Fund’s yield spread exposure in fixed income, including a healthy allocation to high-yield bonds through Franklin Strategic Income Fund, strengthened relative performance. We found that the economic environment was constructive for corporate bonds.

Hedging

The Fund’s tactical hedging comprises two strategies—tail risk protection and volatility management—both of which were active during parts of the six-month review period. The Fund kept its holding of a VIX-linked hedge, which is designed to provide tail risk protection during periods of increased market volatility and drawdowns, active at period-end. The Fund also employed an independent volatility management strategy (implemented using S&P futures), designed to keep overall volatility below 10%. This strategy was not active at period-end, but was engaged intermittently during the period.

Although these hedge strategies helped limit portfolio volatility, they ultimately detracted from the Fund’s relative performance as a risk-on market environment persisted for most of the six-month period. Still, the tail risk protection and volatility management strategies meaningfully supported relative performance in May, as both strategies were active amid a sharp selloff that dragged down returns as deteriorating trade relations between the U.S. and some of its major partners drove heightened market volatility.

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FRANKLIN VOLSMART ALLOCATION VIP FUND

Thank you for your participation in Franklin VolSmart Allocation VIP Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2019, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Semiannual Report	FVA-5

Class 5 Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract Level: (1) transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes; and (2) ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses. The table below shows Fund-level ongoing expenses and can help you understand these costs and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The table below provides information about the actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of ongoing Fund expenses but does not include the effect of ongoing Contract expenses, is used to calculate the “Ending Account Value.” You can estimate the Fund-level expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number under the headings “Actual” and “Fund-Level Expenses Paid During Period” (if Fund-Level Expenses Paid During Period were $ 7.50, then 8.6 x $ 7.50 = $64.50). In this illustration, the estimated expenses paid this period at the Fund level are $64.50.

Hypothetical Example for Comparison with Other Mutual Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other mutual funds offered through the Contract. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds offered through the Contract.

Please note that expenses shown in the table are meant to highlight ongoing costs at the Fund level only and do not reflect any ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. In addition, while the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Share Class	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Fund-Level Expenses Paid During Period 1/1/19–6/30/19[1,2]	Ending Account Value 6/30/19	Fund-Level Expenses Paid During Period 1/1/19–6/30/19[1,2]	Net Annualized Expense Ratio[2]
Class 5	$1,000	$1,128.90	$4.22	$1,020.83	$4.01	0.80%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include any ongoing expenses of the Contract for which the Fund is an investment option or acquired fund fees and expenses.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Financial Highlights

Franklin VolSmart Allocation VIP Fund

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31,
		2018	2017		2016	2015	2014

Class 2

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$10.82	$11.67	$10.10		$ 9.68	$10.20	$10.07

Income from investment operations[a]:

Net investment income[b,c]	0.11	0.21	0.16		0.16	0.10	0.11

Net realized and unrealized gains (losses)	1.28	(1.02)	1.41		0.28	(0.42)	0.25

Total from investment operations	1.39	(0.81)	1.57		0.44	(0.32)	0.36

Less distributions from:

Net investment income and net foreign currency gains	—	(0.04)	—		(—)[d]	(0.05)	(0.23)

Net realized gains	(0.14)	—	—		(0.02)	(0.15)	(—)[d]

Total distributions	(0.14)	(0.04)	—		(0.02)	(0.20)	(0.23)

Net asset value, end of period	$12.07	$10.82	$11.67		$10.10	$ 9.68	$10.20

Total return[e]	12.87%	(6.93)%	15.54%		4.39%	(3.12)%	3.60%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	1.12%	1.10%	1.14%		1.25%	1.77%	1.97%

Expenses net of waiver and payments by affiliates[g]	0.90% [h]	0.75% [h]	0.73%	[h]	0.73% [h]	0.93%	1.08% [h]

Net investment income[c]	1.83%	1.85%	1.44%		1.50%	1.30%	1.07%

Supplemental data

Net assets, end of period (000’s)	$37	$33	$36		$31	$8,703	$10,201

Portfolio turnover rate	3.72%	6.28%	5.69%		1.00%	95.15%	22.04%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dAmount rounds to less than $0.01 per share.

eTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.17% for the period ended June 30, 2019.

hBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FINANCIAL HIGHLIGHTS

Franklin VolSmart Allocation VIP Fund (continued)

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31,
		2018	2017		2016	2015	2014

Class 5

Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$10.80	$11.65	$10.07		$ 9.67	$10.20	$10.07

Income from investment operations[a]:

Net investment income[b,c]	0.11	0.22	0.17		0.16	0.16	0.13

Net realized and unrealized gains (losses)	1.28	(1.01)	1.41		0.29	(0.47)	0.25

Total from investment operations	1.39	(0.79)	1.58		0.45	(0.31)	0.38

Less distributions from:

Net investment income and net foreign currency gains	—	(0.06)	—		(0.03)	(0.07)	(0.25)

Net realized gains	(0.14)	—	—		(0.02)	(0.15)	(—)[d]

Total distributions	(0.14)	(0.06)	—		(0.05)	(0.22)	(0.25)

Net asset value, end of period	$12.05	$10.80	$11.65		$10.07	$ 9.67	$10.20

Total return[e]	12.89%	(6.85)%	15.69%		4.59%	(3.10)%	3.75%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	1.02%	1.00%	1.04%		1.15%	1.66%	1.82%

Expenses net of waiver and payments by affiliates[g]	0.80% [h]	0.65% [h]	0.63%	[h]	0.63% [h]	0.82%	0.93% [h]

Net investment income[c]	1.93%	1.95%	1.54%		1.60%	1.41%	1.22%

Supplemental data

Net assets, end of period (000’s)	$187,528	$171,173	$188,240		$124,581	$54,816	$10,201

Portfolio turnover rate	3.72%	6.28%	5.69%		1.00%	95.15%	22.04%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

dAmount rounds to less than $0.01 per share.

eTotal return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.17% for the period ended June 30, 2019.

hBenefit of expense reduction rounds to less than 0.01%.

FVA-8	Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, June 30, 2019 (unaudited)

Franklin VolSmart Allocation VIP Fund

	Shares	Value

Common Stocks 53.9%
Capital Goods 12.1%
The Boeing Co.	3,100	$1,128,431
Carlisle Cos. Inc.	6,460	907,049
Donaldson Co. Inc.	12,630	642,362
Dover Corp.	17,044	1,707,809
General Dynamics Corp.	10,300	1,872,746
Honeywell International Inc.	21,800	3,806,062
Johnson Controls International PLC	36,892	1,524,008
nVent Electric PLC	25,100	622,229
Pentair PLC	24,200	900,240
Raytheon Co.	5,000	869,400
[a] Resideo Technologies Inc.	3,666	80,359
Roper Technologies Inc.	16,900	6,189,794
United Technologies Corp.	14,200	1,848,840
W.W. Grainger Inc.	2,450	657,163

		22,756,492

Commercial & Professional Services 1.1%
Cintas Corp.	6,900	1,637,301
Matthews International Corp., A	11,670	406,700

		2,044,001

Consumer Durables & Apparel 1.0%
NIKE Inc., B	21,300	1,788,135

Consumer Services 1.3%
McDonald’s Corp.	8,880	1,844,021
Yum! Brands Inc.	4,800	531,216

		2,375,237

Diversified Financials 0.1%
State Street Corp.	3,450	193,407

Energy 3.0%
[a] Apergy Corp.	12,150	407,511
Chevron Corp.	10,190	1,268,043
EOG Resources Inc.	12,730	1,185,927
Exxon Mobil Corp.	11,300	865,919
Occidental Petroleum Corp.	19,100	960,348
Schlumberger Ltd.	21,300	846,462

		5,534,210

Food & Staples Retailing 1.0%
Walgreens Boots Alliance Inc.	8,600	470,162
Walmart Inc.	12,990	1,435,265

		1,905,427

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin VolSmart Allocation VIP Fund (continued)

	Shares	Value
Common Stocks (continued)
Food, Beverage & Tobacco 2.3%
Bunge Ltd.	19,100	$1,064,061
McCormick & Co. Inc.	10,350	1,604,354
PepsiCo Inc.	12,700	1,665,351

		4,333,766

Health Care Equipment & Services 8.2%
Abbott Laboratories	24,060	2,023,446
Becton, Dickinson and Co.	13,600	3,427,336
CVS Health Corp.	10,950	596,665
DENTSPLY SIRONA Inc.	12,400	723,664
Medtronic PLC	29,400	2,863,266
Stryker Corp.	18,900	3,885,462
West Pharmaceutical Services Inc.	14,100	1,764,615

		15,284,454

Household & Personal Products 1.5%
Colgate-Palmolive Co.	18,300	1,311,561
The Procter & Gamble Co.	14,480	1,587,732

		2,899,293

Insurance 1.0%
Aflac Inc.	14,440	791,456
Chubb Ltd.	2,781	409,613
Erie Indemnity Co., A	2,720	691,642

		1,892,711

Materials 6.3%
Air Products and Chemicals Inc.	15,700	3,554,009
Albemarle Corp.	38,500	2,710,785
Ecolab Inc.	6,760	1,334,694
Linde PLC (United Kingdom)	18,200	3,654,560
Nucor Corp.	9,500	523,450

		11,777,498

Media & Entertainment 0.2%
John Wiley & Sons Inc., A	6,000	275,160

Pharmaceuticals, Biotechnology & Life Sciences 1.9%
AbbVie Inc.	8,540	621,029
Johnson & Johnson	14,900	2,075,272
Perrigo Co. PLC	7,440	354,293
Pfizer Inc.	12,810	554,929

		3,605,523

Retailing 2.2%
The Gap Inc.	15,720	282,488
Ross Stores Inc.	19,300	1,913,016
Target Corp.	8,340	722,328
Tiffany & Co.	13,123	1,228,838

		4,146,670

FVA-10	Semiannual Report

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin VolSmart Allocation VIP Fund (continued)

	Shares	Value

Common Stocks (continued)
Semiconductors & Semiconductor Equipment 3.7%
Analog Devices Inc.	29,714	$3,353,819
Texas Instruments Inc.	28,800	3,305,088
Versum Materials Inc.	5,495	283,432

		6,942,339

Software & Services 6.5%
Accenture PLC, A	19,400	3,584,538
Microsoft Corp.	50,400	6,751,584
Visa Inc., A	11,100	1,926,405

		12,262,527

Transportation 0.5%
Norfolk Southern Corp.	100	19,933
United Parcel Service Inc., B	9,200	950,084

		970,017

Total Common Stocks (Cost $72,380,200)		100,986,867

Investments in Underlying Funds 42.8%
Domestic Equity 5.3%
[a,b] Franklin DynaTech Fund, Class R6	113,058	10,032,767

Domestic Fixed Income 29.5%
[b] Franklin Low Duration Total Return Fund, Class R6	3,435,835	33,533,754
[b] Franklin Strategic Income Fund, Class R6	2,239,123	21,719,493

		55,253,247

Domestic Hybrid 8.0%
[b] Franklin Income Fund, Class R6	6,516,497	15,053,108

Total Investments in Underlying Funds (Cost $75,017,612)		80,339,122

Total Investments before Short Term Investments (Cost $147,397,812)		181,325,989

Short Term Investments (Cost $6,426,292) 3.4%

Money Market Funds 3.4%
[b,c] Institutional Fiduciary Trust Money Market Portfolio, 2.05%	6,426,292	6,426,292

Total Investments (Cost $153,824,104) 100.1%		187,752,281
Other Assets, less Liabilities (0.1)%		(187,173)

Net Assets 100.0%		$187,565,108

aNon-income producing.

bSee Note 3(e) regarding investments in Underlying Funds.

cThe rate shown is the annualized seven-day effective yield at period end.

Semiannual Report	FVA-11

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin VolSmart Allocation VIP Fund (continued)

At June 30, 2019, the Fund had the following total return swap contracts outstanding. See Note 1(c).

Total Return Swap Contracts

Underlying Instruments	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value	Value/ Unrealized Appreciation (Depreciation)

OTC Swap Contracts

Long[a]

Dynamic VIX Backwardation (BEFSDVB1)	0.00%	At maturity	BZWS	2/21/20	$19,100,000	$(3,183)

aThe fund receives the total return on the underlying instrument.

See Note 7 regarding other derivative information.

See Abbreviations on page FVA-23.

FVA-12	Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

June 30, 2019 (unaudited)

Franklin VolSmart Allocation VIP Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$ 72,380,200
Cost - Non-controlled affiliates (Note 3e)	81,443,904

Value - Unaffiliated issuers	$100,986,867
Value - Non-controlled affiliates (Note 3e)	86,765,414
Receivables:
Investment securities sold	65,505
Capital shares sold	2,352
Dividends and interest	101,015
Other assets	124

Total assets	187,921,277

Liabilities:
Payables:
Investment securities purchased	73,438
Capital shares redeemed	39,402
Management fees	144,063
Distribution fees	46,383
Trustees’ fees and expenses	92
Reports to shareholders	19,919
Professional fees	22,985
Unrealized depreciation on OTC swap contracts	3,183
Accrued expenses and other liabilities	6,704

Total liabilities	356,169

Net assets, at value	$187,565,108

Net assets consist of:
Paid-in capital	$154,499,556
Total distributable earnings (loss)	33,065,552

Net assets, at value	$187,565,108

Class 2:
Net assets, at value	$ 36,951

Shares outstanding	3,061

Net asset value and maximum offering price per share	$12.07

Class 5:
Net assets, at value	$187,528,157

Shares outstanding	15,559,327

Net asset value and maximum offering price per share	$12.05

The accompanying notes are an integral part of these financial statements. | Semiannual Report	FVA-13

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FINANCIAL STATEMENTS

Statement of Operations

for the six months ended June 30, 2019 (unaudited)

Franklin VolSmart Allocation VIP Fund

Investment income:
Dividends:
Unaffiliated issuers	$ 930,370
Non-controlled affiliates (Note 3e)	1,528,283

Total investment income	2,458,653

Expenses:
Management fees (Note 3a)	720,448
Distribution fees: (Note 3c)
Class 2	44
Class 5	135,110
Custodian fees (Note 4)	532
Reports to shareholders	19,304
Professional fees	33,840
Trustees’ fees and expenses	665
Other	6,886

Total expenses	916,829
Expense reductions (Note 4)	(365)
Expenses waived/paid by affiliates (Note 3e and 3f)	(196,081)

Net expenses	720,383

Net investment income	1,738,270

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	524,268
Non-controlled affiliates (Note 3e)	303,179
Futures contracts	(3,528,195)
Swap contracts	(260,544)

Net realized gain (loss)	(2,961,292)

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	17,222,401
Non-controlled affiliates (Note 3e)	5,017,419
Futures contracts	1,511,553
Swap contracts	(716,726)

Net change in unrealized appreciation (depreciation)	23,034,647

Net realized and unrealized gain (loss)	20,073,355

Net increase (decrease) in net assets resulting from operations	$21,811,625

FVA-14	Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin VolSmart Allocation VIP Fund

	Six Months Ended June 30, 2019 (unaudited)	Year Ended December 31, 2018

Increase (decrease) in net assets:
Operations:
Net investment income	$ 1,738,270	$ 3,643,502
Net realized gain (loss)	(2,961,292)	(1,216,554)
Net change in unrealized appreciation (depreciation)	23,034,647	(14,701,565)

Net increase (decrease) in net assets resulting from operations	21,811,625	(12,274,617)

Distributions to shareholders:
Class 2	(429)	(134)
Class 5	(2,160,339)	(923,085)

Total distributions to shareholders	(2,160,768)	(923,219)

Capital share transactions: (Note 2)
Class 5	(3,291,463)	(3,872,250)

Total capital share transactions	(3,291,463)	(3,872,250)

Net increase (decrease) in net assets	16,359,394	(17,070,086)
Net assets:
Beginning of period	171,205,714	188,275,800

End of period	$187,565,108	$171,205,714

The accompanying notes are an integral part of these financial statements. | Semiannual Report	FVA-15

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Notes to Financial Statements (unaudited)

Franklin VolSmart Allocation VIP Fund

1.  Organization and Significant Accounting Policies

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of eighteen separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin VolSmart Allocation VIP Fund (Fund) is included in this report. The Fund invests primarily in other funds of the Trust (Underlying Funds). Shares of the Fund are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. At June 30, 2019, 98.4% of the Fund’s shares were held through one insurance company. Investment activities of these insurance company separate accounts could have a material impact on the Fund. The Fund offers two classes of shares: Class 2 and Class 5. Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov. The Underlying Funds’ shareholder reports are not covered by this report.

The following summarizes the Fund’s significant accounting policies.

a.  Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Investments in the Underlying Funds are valued at their closing NAV each trading day.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call

FVA-16	Semiannual Report

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin VolSmart Allocation VIP Fund (continued)

into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b.  Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c.  Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various

Semiannual Report	FVA-17

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin VolSmart Allocation VIP Fund (continued)

1.  Organization and Significant Accounting Policies (continued)

c.  Derivative Financial Instruments (continued)

periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement. At June 30, 2019, the Fund had OTC derivatives in a net liability position of $3,183.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities.

The Fund entered into OTC total return swap contracts primarily to manage and/or gain exposure to equity price risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

See Note 7 regarding other derivative information.

d.  Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2019, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

FVA-18	Semiannual Report

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin VolSmart Allocation VIP Fund (continued)

e.  Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and capital gain distributions by Underlying Funds are recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

The Fund indirectly bears its proportionate share of expenses from the Underlying Funds and ETFs. Since the Underlying Funds and ETFs have varied expense levels and the Fund may own different proportions of the Underlying Funds and ETFs at different times, the amount of expenses incurred indirectly by the Fund will vary.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

f.  Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g.  Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2.  Shares of Beneficial Interest

At June 30, 2019, there were an unlimited number of shares authorized (without par value). During the period ended June 30, 2019 and the year ended December 31, 2018, there were no transactions of the Fund’s Class 2 shares. Transactions in the Fund’s Class 5 shares were as follows:

	Six Months Ended June 30, 2019		Year Ended December 31, 2018

	Shares	Amount	Shares	Amount

Class 5 Shares:
Shares sold	602,580	$6,955,301	2,484,376	$28,578,684
Shares issued in reinvestment of distributions	181,847	2,160,339	79,783	923,085
Shares redeemed	(1,072,788)	(12,407,103)	(2,879,138)	(33,374,019)

Net increase (decrease)	(288,361)	$(3,291,463)	(314,979)	$(3,872,250)

Semiannual Report	FVA-19

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin VolSmart Allocation VIP Fund (continued)

3.  Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Fund are also officers, directors and/or trustees of certain of the Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
K2/D&S Management Co., LLC (K2 Advisors)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a.  Management Fees

The Fund pays an investment management fee to Advisers of 0.80% per year of the average daily net assets of the Fund.

Under a subadvisory agreement, K2 Advisors, an affiliate of Advisers, provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

b.  Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c.  Distribution Fees

The Board has adopted distribution plans for Class 2 and Class 5 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% and 0.15% per year of its average daily net assets of Class 2 and Class 5, respectively. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

d.  Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

e.  Investments in Underlying Funds

The Fund invests in Underlying Funds which are managed by affiliates of the Fund’s administrative manager, Franklin Templeton Services, LLC. The Fund does not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the Underlying Funds, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Underlying Funds.

FVA-20	Semiannual Report

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin VolSmart Allocation VIP Fund (continued)

Investments in Underlying Funds for the ended June 30, 2019, were as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Dividend Income

Non-Controlled Affiliates

Franklin DynaTech Fund, Class R6	$8,980,816	$—	$(1,501,590)	$500,486	$2,053,055	$10,032,767	113,058	$—

Franklin Income Fund, Class R6	16,795,196	428,986	(3,562,423)	(197,307)	1,588,656	15,053,108	6,516,497	428,986

Franklin Low Duration Total Return Fund, Class R6	28,805,726	4,228,986	—	—	499,042	33,533,754	3,435,835	550,930

Franklin Strategic Income Fund, Class R6	18,529,912	2,312,915	—	—	876,666	21,719,493	2,239,123	490,319

Institutional Fiduciary Trust Money Market Portfolio, 2.05%	1,130,276	16,457,951	(11,161,935)	—	—	6,426,292	6,426,292	58,048

Total Affiliated Securities	$74,241,926	$23,428,838	$(16,225,948)	$303,179	$5,017,419	$86,765,414		$1,528,283

f.  Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.65%, based on the average net assets of each class until April 30, 2020. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.

4.  Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2019, the custodian fees were reduced as noted in the Statement of Operations.

5.  Income Taxes

At June 30, 2019, the cost of investments, net unrealized appreciation (depreciation) and undistributed long term capital gains for income tax purposes were as follows:

Cost of investments	$152,730,013

Unrealized appreciation	$ 39,398,938
Unrealized depreciation	(4,379,853)

Net unrealized appreciation (depreciation)	$ 35,019,085

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of swaps and financial futures transactions.

6.  Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2019, aggregated $6,531,071 and $16,229,793, respectively.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin VolSmart Allocation VIP Fund (continued)

7.  Other Derivative Information

At June 30, 2019, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	Unrealized appreciation on OTC swap contracts	$ —	Unrealized depreciation on OTC swap contracts	$3,183

For the period ended June 30, 2019, the effect of derivative contracts in the Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Location	Net Realized Gain (Loss) for the Period	Statement of Operations Location	Net Change in Unrealized Appreciation (Depreciation) for the Period

	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:

Equity contracts	Futures contracts	$(3,528,195)	Futures contracts	$1,511,553

	Swap contracts	(260,544)	Swap contracts	(716,726)

Totals		$(3,788,739)		$ 794,827

For the period ended June 30, 2019, the average month end notional amount of futures contracts and swap contracts represented $8,453,634 and $19,100,000, respectively.

See Note 1(c) regarding derivative financial instruments.

8.  Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 7, 2020. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2019, the Fund did not use the Global Credit Facility.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin VolSmart Allocation VIP Fund (continued)

9.  Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources

(observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of June 30, 2019, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:[a]
Equity Investments	$100,986,867	$—	$—	$100,986,867
Investments in Underlying Funds	80,339,122	—	—	80,339,122
Short Term Investments	6,426,292	—	—	6,426,292

Total Investments in Securities	$187,752,281	$—	$—	$187,752,281

Liabilities:
Other Financial Instruments:
Swap Contracts	$—	$3,183	$—	$3,183

aFor detailed categories, see the accompanying Statement of Investments.

10.  Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Counterparty		Selected Portfolio

BZWS	Barclays Bank PLC	VIX	Market Volatility Index

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Index Descriptions

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges.

For Russell Indexes: Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

See www.franklintempletondatasources.com for additional data provider information.

Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index measures the performance of U.S. Treasury bills that have a remaining maturity of greater than or equal to 1 month and less than 3 months.

Bloomberg Barclays U.S. Aggregate Bond is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/ BBB-/BBB- or higher) using the middle rating of Moody’s, Standard & Poor’s and Fitch, respectively.

Bloomberg Barclays U.S. Corporate Index: Investment-Grade Component measures the investment grade, fixed-rate, taxable corporate bond market. It includes U.S. dollar-denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers.

Bloomberg Barclays U.S. Government Index: Intermediate Component is the intermediate component of the Barclays U.S. Government Index, which includes public obligations of the U.S. Treasury with at least one year to final maturity and publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government.

Bloomberg Barclays U.S. High Yield Very Liquid Index is a component of the U.S. Corporate High Yield Index that is designed to track a more liquid component of the U.S. dollar-denominated, high-yield fixed-rate corporate bond market.

Consumer Price Index (CPI) is a commonly used measure of the inflation rate.

FTSE® EPRA®/NAREIT® Developed Index is a free float-adjusted index designed to measure the performance of publicly traded real estate securities in the North American, European and Asian real estate markets.

FTSE World Government Bond Index is a market capitalization-weighted index consisting of investment-grade world government bond markets.

J.P. Morgan (JPM) Global Government Bond Index (GGBI) tracks total returns for liquid, fixed-rate, domestic government bonds with maturities greater than one year issued by developed countries globally.

Lipper Multi-Sector Income Funds Classification Average is calculated by averaging the total returns of all funds within the Lipper Multi-Sector Income Funds Classification in the Lipper Open-End underlying funds universe. Lipper Multi-Sector Income Funds are defined as funds that seek current income by allocation of assets among different fixed income securities sectors (not primarily in one sector except for defensive purposes), including U.S. and foreign governments, with a significant portion rated below investment grade. For the six-month period ended 6/30/19, there were 37 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Lipper VIP General U.S. Government Funds Classification Average is an equally weighted average calculation of performance figures for all funds within the Lipper General U.S. Government Funds classification in the Lipper VIP underlying funds universe. Lipper General U.S. Government Funds invest primarily in U.S. government and agency issues. For the six-month period ended 6/30/19, there were 26 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

MSCI All Country World Index (ACWI) is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets.

MSCI All Country World Index (ACWI) ex USA Index captures large- and mid-capitalization representation across 22 of 23 developed markets countries (excluding the U.S.) and 23 emerging markets countries. The index covers approximately 85% of the global equity opportunity set outside the U.S.

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INDEX DESCRIPTIONS

MSCI EAFE Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

MSCI Emerging Markets (EM) Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global emerging markets.

MSCI USA High Dividend Yield Index is based on the MSCI USA Index, its parent index, and includes large- and mid-capitalization stocks. The index is designed to reflect the performance of equities in the parent index (excluding real estate investment trusts) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent.

MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets.

Russell 1000® Growth Index is market capitalization weighted and measures performance of those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Index is market capitalization weighted and measures performance of the largest companies in the Russell 3000® Index, which represents the majority of the U.S. market’s total capitalization.

Russell 2000® Index is market capitalization weighted and measures performance of the 2,000 smallest companies in the Russell 3000® Index, which represent a small amount of the total market capitalization of the Russell 3000® Index.

Russell 2000® Value Index is market capitalization weighted and measures performance of those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Growth Index is market capitalization weighted and measures performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Growth Index is market capitalization weighted and measures performance of those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Index is market capitalization weighted and measures performance of the smallest companies in the Russell 1000® Index, which represents a modest amount of the Russell 1000® Index’s total market capitalization.

Standard & Poor’s® 500 Index (S&P 500®) is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.

Standard & Poor’s®/International Finance Corporation Investable (S&P/IFCI) Composite Index is a free float-adjusted, market capitalization-weighted index designed to measure equity performance in global emerging markets.

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Shareholder Information

Board Approval of Investment

Management Agreements

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Flex Cap Growth VIP Fund

Franklin Global Real Estate VIP Fund

Franklin Growth and Income VIP Fund

Franklin Income VIP Fund

Franklin Large Cap Growth VIP Fund

Franklin Mutual Global Discovery VIP Fund

Franklin Mutual Shares VIP Fund

Franklin Rising Dividends VIP Fund

Franklin Small Cap Value VIP Fund

Franklin Small-Mid Cap Growth VIP Fund

Franklin Strategic Income VIP Fund

Franklin U.S. Government Securities VIP Fund

Franklin VolSmart Allocation VIP Fund

Templeton Developing Markets VIP Fund

Templeton Foreign VIP Fund

Templeton Global Bond VIP Fund

Templeton Growth VIP Fund

(each a Fund)

At an in-person meeting held on April 16, 2019 (Meeting), the Board of Trustees (Board) of Franklin Templeton Variable Insurance Products Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the (i) investment management agreement between Franklin Advisers, Inc. (FAI) and the Trust, on behalf of each of Franklin Flex Cap Growth VIP Fund, Franklin Growth and Income VIP Fund, Franklin Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Rising Dividends VIP Fund, Franklin Small Mid-Cap Growth VIP Fund, Franklin Strategic Income VIP Fund, Franklin U.S. Government Securities VIP Fund, Franklin VolSmart Allocation VIP Fund, and Templeton Global Bond VIP Fund; (ii) the investment sub-advisory agreement between FAI and K2/D&S Management Co., LLC (Sub-Adviser), an affiliate of FAI, on behalf of Franklin VolSmart Allocation VIP Fund; (iii) the investment management agreement between Franklin Templeton Institutional, LLC (FTIL) and the Trust, on behalf of Franklin Global Real Estate VIP Fund; (iv) the investment management agreement between Franklin Mutual Advisers, LLC (FMA) and the Trust, on behalf of each of Franklin Mutual Global Discovery VIP Fund, Franklin Mutual Shares VIP Fund and Franklin Small Cap Value VIP Fund; (v) the

investment management agreement between Templeton Asset Management Ltd. (TAML) and the Trust, on behalf of Templeton Developing Markets VIP Fund; (vi) the investment management agreement between Templeton Investment Counsel, LLC (TICL) and the Trust, on behalf of Templeton Foreign VIP Fund; and (vii) the investment management agreement between Templeton Global Advisors Limited (TGAL) and the Trust, on behalf of Templeton Growth VIP Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. FAI, FTIL, FMA, TAML, TICL, TGAL and the Sub-Adviser are each referred to herein as a Manager.

In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a telephonic contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by each Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of each Management Agreement are fair and reasonable and that the continuance of such Management Agreement is in the interests of the applicable Fund and its shareholders. While

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SHAREHOLDER INFORMATION

attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by each Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses, shareholder services, marketing support payments made to financial intermediaries and third party servicing arrangements; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton Investments (FTI) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements in response to a guidance update in 2016 from the US Securities and Exchange Commission (SEC) relating to mutual fund distribution and sub-accounting fees. The Board noted management’s continuing efforts and expenditures in establishing effective business continuity plans and developing strategies to address areas of heightened concern in the mutual fund industry, such as cybersecurity and liquidity risk management. The Board also recognized management’s commitment to facilitating Board oversight of liquidity through the designation of a liquidity/risk administrator and the development of reports that highlight the amount of illiquid investments for each Fund.

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Franklin Templeton family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Managers’ parent, and its commitment to the mutual fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Funds by the FTI organization.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.

Fund Performance

The Board reviewed and considered the performance results of each Fund over various time periods ended January 31, 2019. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also considered the performance returns for the Franklin Income VIP Fund and Franklin VolSmart Allocation VIP Fund in comparison to the performance returns of a customized peer group (Performance Customized Peer Group) selected by the Manager. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below.

Franklin Flex Cap Growth VIP Fund - The Performance Universe for this Fund included the Fund and all large-cap growth funds underlying variable insurance products (VIPs). The Board noted that the Fund’s annualized total return for the one-year period was above the median of its Performance Universe, but for the three-, five- and 10-year periods was below the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory, noting the Fund’s one-year first quintile (best) performance. The Board also noted the actions management has taken in an effort to address the Fund’s performance over the past few years, including changes to the Fund’s portfolio management team and enhancements to the team’s security selection process.

Franklin Growth and Income VIP Fund - The Performance Universe for this Fund included the Fund and all equity income funds underlying VIPs. The Board noted that the Fund’s annualized income return and annualized total return for the one-, three-, five- and 10-year periods were above the medians of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.

Franklin Income VIP Fund - The Performance Universe for this Fund included the Fund and all mixed-asset target

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SHAREHOLDER INFORMATION

allocation moderate funds underlying VIPs. The Performance Customized Peer Group for this Fund consisted of funds sorted by trailing 12-month yield and set to be top quartile (highest yield). The Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the medians of its Performance Universe and Performance Customized Peer Group. The Board also noted that the Fund’s annualized total return for the one-, three-and 10-year periods was above the median of its Performance Universe, and for the five-year period was equal to the median of its Performance Universe. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was above the median of its Performance Customized Peer Group. The Board concluded that the Fund’s performance was satisfactory.

Franklin Strategic Income VIP Fund - The Performance Universe for this Fund included the Fund and all general bond funds underlying VIPs. The Board noted that the Fund’s annualized income return for the one- and three-year periods was below the median of its Performance Universe, but for the five- and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the five- and ten-year periods was below the median of its Performance Universe, but for the three-year period was above the median of its Performance Universe and for the one-year period was equal to the median of its Performance Universe. The Board discussed this performance with management and management explained that the Fund’s relative underperformance for the five-year period was impacted by, among other things, energy related credit investments that were affected by declining oil prices and global non-dollar long positions that were affected by broad US Dollar strength. Management then explained to the Board that it is continuing to enhance the Fund’s investment team and process, emphasizing bottom-up fundamental research, top-down macroeconomic analysis and quantitative modeling. Based on management’s explanation and the Fund’s shorter-term performance, the Board concluded that the Fund’s performance was satisfactory.

Franklin Large Cap Growth VIP Fund - The Performance Universe for this Fund included the Fund and all large-cap growth funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-year period was above the median of its Performance Universe, but for the three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed this performance with management and management explained that the Fund has historically maintained a higher allocation to smaller and mid-cap companies than the average fund in its Performance Universe. Management further explained that over the three- and five-year periods larger cap companies had outperformed smaller and mid-cap companies, contributing to the Fund’s below median performance. Management also explained that the Fund’s performance was impacted over the three- and five-year periods by security selection in the health care sector and general market rotation out of traditional secular growth sectors into cyclical sectors following the US presidential election in 2016. Based on management’s explanation, management’s recent actions taken to reposition certain portfolio holdings and the Fund’s above median one-year performance, the Board concluded that the Fund’s performance was satisfactory. In doing so, the Board noted and that the Fund’s annualized total return for the three-, five- and 10-year periods, while below the median, exceeded 14.7%, 11.1% and 13.8%, respectively.

Franklin Mutual Global Discovery VIP Fund - The Performance Universe for this Fund included the Fund and all global multi-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the three-and 10-year periods was below the median of its Performance Universe, but for the one- and five-year periods was above the median and in the first quintile (the best) of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory. In doing so, the Board noted that the Fund’s annualized total return for the three- and 10-year periods, while below the median, exceeded 7.5% and 9.0%, respectively.

Franklin Mutual Shares VIP Fund - The Performance Universe for this Fund included the Fund and all multi-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-year period was above the median of its Performance Universe, but for the three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed this performance with management and management explained that the Fund’s underperformance in 2017 was material and continues to adversely impact the Fund’s ranking over longer-term periods. Management reminded the Board of the primary factors that impacted the 2017 performance, including, among factors, exposure to non-US equities and stock selection. Management then explained to the Board the actions it has taken in an effort to address the sources of the Fund’s underperformance, including changes to the Fund’s portfolio management team and enhancements to

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the Fund’s investment process. Based on management’s explanation and the Fund’s above median one-year performance, the Board concluded that the Fund’s performance was satisfactory. In doing so, the Board noted that the Fund’s annualized total return for the three-, five-and 10-year periods, while below the median, were equal to or exceeded 9.0%, 5.5% and 10.7%, respectively.

Franklin Small-Mid Cap Growth VIP Fund - The Performance Universe for this Fund included the Fund and all mid-cap growth funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-year period was above the median of its Performance Universe, but for the three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed this performance with management and management explained that the Fund’s positioning in the healthcare, consumer, financial and industrial sectors was a primary detractor from relative performance over the three- and five-year periods. Management further explained that overweight exposure to the pharmaceutical industry was the largest detractor from performance, especially in 2016. Management then explained to the Board the actions it has taken in an effort to address the sources of the Fund’s relative underperformance, including changes to the Fund’s portfolio management team and enhancements to the Fund’s investment process. Based on management’s explanation and the Fund’s above median one-year performance, the Board concluded that the Fund’s performance was satisfactory. In doing so, the Board noted that the Fund’s annualized total return for the three-, five- and 10-year periods, while below the median, were equal to or exceeded 13.8%, 7.4% and 14.7%, respectively.

Franklin Global Real Estate VIP Fund, Franklin Rising Dividends VIP Fund and Templeton Developing Markets VIP Fund - The Performance Universe for the Franklin Global Real Estate VIP Fund included the Fund and all global real estate funds underlying VIPs. The Performance Universe for the Franklin Rising Dividends VIP Fund included the Fund and all multi-cap core funds underlying VIPs. The Performance Universe for the Templeton Developing Markets VIP Fund included the Fund and all emerging markets funds underlying VIPs. The Board noted that the Funds’ annualized total returns for the one-, three- and five-year periods were above the medians of their respective Performance Universes, but for the ten-year period were below the medians of their respective Performance Universes. The Board concluded that the Funds’ performance was satisfactory.

Franklin Small Cap Value VIP Fund - The Performance Universe for this Fund included the Fund and a representative class/fund from each portfolio in the small-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was above the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.

Franklin U.S. Government Securities VIP Fund - The Performance Universe for this Fund included the Fund and all general U.S. government funds underlying VIPs. The Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the median and in the first quintile (the best) of its Performance Universe. The Board also noted that the Fund’s annualized total return for the five- and 10-year periods was below the median of its Performance Universe, but for the one- and three-year periods was above the median and in the second quintile of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.

Franklin VolSmart Allocation VIP Fund - The Performance Universe for this Fund included the Fund and all flexible portfolio funds underlying VIPs. The Performance Customized Peer Group for this Fund consisted of the Fund and all retail and institutional mixed-asset target allocation moderate funds. The Fund has been in operation for less than ten years. The Board noted that the Fund’s annualized total return for the one-, three- and five-year periods was below the medians of its Performance Universe and Performance Customized Peer Group. The Board discussed this performance with management and management explained that it is not aware of another fund in the Performance Universe that is a pure comparison to the Fund, noting the Fund’s strategy to seek to achieve its investment goal while attempting to minimize the expected volatility of the Fund’s returns so that volatility does not exceed a target of 10% per year. Management then explained to the Board the actions it has taken in an effort to address the sources of the Fund’s relative underperformance, including changes to the Fund’s equity index short positions, and noted that the portfolio management team continues to monitor the security selection and weightings of the exchange-traded funds and active funds that comprise the Fund’s equity and fixed income sub-strategies in anticipation of future allocation shifts that may be necessary in the coming year due to ongoing market concerns. In light of this explanation, the Board concluded that the Fund’s Management Agreement should be continued for an

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SHAREHOLDER INFORMATION

additional one-year period, and the Fund’s performance should continue to be monitored.

Templeton Foreign VIP Fund - The Performance Universe for this Fund included the Fund and all international multi-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the five- and ten-year periods was below the median of its Performance Universe, but for the one- and three-year periods was above the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.

Templeton Global Bond VIP Fund - The Performance Universe for this Fund included the Fund and all global income funds underlying VIPs. The Board noted that the Fund’s annualized income return for the one- and three-year periods was below the median of its Performance Universe, but for the five- and 10-year periods was above the median of its Performance Universe. The Board also noted that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was above the median and in the first (best) and second quintiles of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.

Templeton Growth VIP Fund - The Performance Universe for this Fund included the Fund and all global multi-cap value funds underlying VIPs. The Board noted that the Fund’s annualized total return for the one- and five-year periods was below the median of its Performance Universe, but for the three- and 10-year periods was above the median of its Performance Universe. The Board discussed this performance with management and management explained that the Fund’s underweight position in US stocks, overweight position in European holdings and overall stock selection (including in the health care sector) were primary themes that impacted the Fund’s relative performance over the past five years, noting that the Fund’s peers have a larger exposure to US investments and smaller exposure to emerging market investments as compared to the Fund. The Board also noted a number of changes implemented/being implemented by management to address the Fund’s below median annualized total return, in particular, changes to the Fund’s portfolio management team, macroeconomic analysis and portfolio construction. In light of this explanation and the Fund’s above median three- and 10-year performance, the Board concluded that the Fund’s performance was acceptable and that the changes management is implementing will continue to be monitored.

Comparative Fees and Expenses

The Board reviewed and considered information regarding

each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FTI to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.

Franklin Flex Cap Growth VIP Fund, Franklin Mutual Shares VIP Fund and Franklin Strategic Income VIP Fund - The Expense Group for the Franklin Flex Cap Growth VIP Fund included the Fund and twelve other large-cap growth funds underlying VIPs. The Expense Group for the Franklin Mutual Shares VIP Fund included the Fund and eight other multi-cap value funds underlying VIPs. The Expense Group for the Franklin Strategic Income VIP Fund included the Fund and seven other general bond funds underlying VIPs. The Board noted that the Management Rates for these Funds were above (only slightly for Franklin Mutual Shares VIP Fund and the Franklin Strategic Income VIP Fund) the medians of their respective Expense Groups, but their actual total expense ratios were below the medians of their respective Expense Groups. The Board concluded that the Management Rates charged to these Funds are reasonable. In doing so, the Board noted that the Franklin Flex Cap Growth Fund’s actual total expense ratio reflected a fee waiver from management. With respect to the Franklin Mutual Shares VIP Fund, the Board further noted management’s explanation that the portfolio management

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team makes investments in distressed securities and merger arbitrage that are specialist in nature and therefore require additional resources that raise management costs, whereas the Fund’s Expense Group generally does not make such investments.

Templeton Growth VIP Fund - The Expense Group for this Fund included the Fund, three other global multi-cap value fund underlying VIPs, two global multi-cap core funds underlying VIPs and three global multi-cap growth funds underlying VIPs. The Board noted that the Management Rate for the Fund was slightly above the median of its Expense Group and its actual total expense ratio was equal to the median of its Expense Group. The Board concluded that the Management Rate charged to the Fund is reasonable.

Franklin Small-Mid Cap Growth VIP Fund - The Expense Group for the Fund included this Fund and twelve other mid-cap growth funds underlying VIPs. The Board noted that the Management Rate for the Fund was below the median of its Expense Group, and the actual total expense ratio for the Fund was equal to the median of its Expense Group. The Board concluded that the Management Rate charged to the Fund is reasonable.

Franklin Global Real Estate VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Mutual Global Discovery VIP Fund and Templeton Developing Markets VIP Fund - The Expense Group for the Franklin Global Real Estate VIP Fund included the Fund and eight other global real estate funds underlying VIPs. The Expense Group for the Franklin Large Cap Growth VIP Fund included the Fund and ten other large-cap growth funds underlying VIPs. The Expense Group for the Franklin Mutual Global Discovery VIP Fund included the Fund, three other global multi-cap value funds underlying VIPs, two global multi-cap core funds underlying VIPs and five global multi-cap growth funds underlying VIPs. The Expense Group for the Templeton Developing Markets VIP Fund included the Fund and 12 other emerging markets funds underlying VIPs. The Board noted that the Management Rates and actual total expense ratios for these Funds were above the medians of their respective Expense Groups. With respect to the Franklin Mutual Global Discovery VIP Fund, the Board noted management’s explanation that the portfolio management team makes investments in distressed securities and merger arbitrage that are specialist in nature and therefore require additional resources that raise management costs, whereas the Fund’s Expense Group generally does not make such investments.

With respect to the Franklin Global Real Estate VIP Fund, the Board noted management’s explanation that the portfolio managers’ rigorous fundamental analysis and active risk controls elevate management costs. With respect to the Franklin Large Cap Growth VIP Fund and the Templeton Developing Markets VIP Fund, the Board noted that the Funds’ Management Rates and actual total expense ratios were only slightly above (approximately 5 basis points or less) the medians of each Fund’s respective Expense Group. The Board concluded that the Management Rates charged to these Funds are reasonable.

Franklin Growth and Income VIP Fund, Franklin Income VIP Fund, Franklin Small Cap Value VIP Fund, Franklin U.S. Government Securities VIP Fund, Templeton Foreign VIP Fund and Templeton Global Bond VIP Fund – The Expense Group for the Franklin Growth and Income VIP Fund included the Fund and seven other equity income funds underlying VIPs. The Expense Group for the Franklin Income VIP Fund included the Fund and seven other mixed-asset target allocation moderate funds underlying VIPs. The Expense Group for the Franklin Small Cap Value VIP Fund included the Fund and seven other small-cap value funds underlying VIPs. The Expense Group for the Franklin U.S. Government Securities VIP Fund included the Fund and ten other general U.S. government funds underlying VIPs. The Expense Group for the Templeton Foreign VIP Fund included the Fund, eight other international multi-cap value funds underlying VIPs and three international multi-cap core funds underlying VIPs. The Expense Group for the Templeton Global Bond VIP Fund included the Fund and eight other global income funds underlying VIPs. The Board noted that the Management Rates and actual total expense ratios for these Funds were below the medians of their respective Expense Groups. The Board concluded that the Management Rates charged to these Funds are reasonable. The Board also noted that the Franklin Growth and Income VIP Fund’s actual total expense ratio reflected a fee waiver from management.

Franklin Rising Dividends VIP Fund - The Expense Group for this Fund included the Fund and 12 other multi-cap core funds underlying VIPs. The Board noted that the Management Rate for the Fund was equal to the median of its Expense Group, but its actual total expense ratio was below the median of its Expense Group. The Board concluded that the Management Rate charged to the Fund is reasonable.

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Franklin VolSmart Allocation VIP Fund – The Expense Group for this Fund included the Fund and four other flexible portfolio funds underlying VIPs. The Board noted the small size of the Expense Group. The Board also noted that the Management Rate for the Fund was below the median of its Expense Group and its actual total expense ratio was slightly above the median of its Expense Group. The Board concluded that the Management Rate charged to the Fund is reasonable. In doing so, the Board noted that the Fund’s actual total expense ratio reflected a fee waiver from management and that the Sub-Adviser was paid by FAI out of the management fee FAI received from the Fund.

Profitability

The Board reviewed and considered information regarding the profits realized by each Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by each Manager that addresses the overall profitability of FTI’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2018, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. Additionally, PricewaterhouseCoopers LLP, auditor to FRI and certain Franklin Templeton funds, has been engaged by each Manager to periodically review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent SEC and other regulatory requirements.

The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.

Economies of Scale

The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as each Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints for each Fund (except for the Franklin VolSmart Allocation VIP Fund), which operate generally to share any economies of scale with a Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments each Manager incurs across the Franklin Templeton family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by each Manager and its affiliates, each Fund’s management fee structure (except that of the Franklin VolSmart Allocation VIP Fund) provided a sharing of benefits with the Fund and its shareholders as the Fund grows. The Board recognized that there would not likely be any economies of scale for the Franklin Flex Cap Growth VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Growth and Income VIP Fund, Franklin Large Cap Growth VIP Fund and Franklin VolSmart Allocation VIP Fund until each Fund’s assets grow. The Board also recognized that given the decline in assets over the past three calendar years for each of the Franklin Small-Mid Cap Growth VIP Fund, Franklin Strategic Income VIP Fund, Franklin U.S. Government Securities VIP Fund and Templeton Foreign VIP Fund, these Funds are not expected to experience additional economies of scale in the foreseeable future.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described

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factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Franklin Templeton Variable Insurance Products Trust (FTVIP) shares are not offered to the public; they are offered and sold only to: (1) insurance company separate accounts (Separate Account) to serve as the underlying investment vehicle for variable contracts; (2) certain qualified plans; and (3) other mutual funds (funds of funds).

Authorized for distribution to investors in Separate Accounts only when accompanied or preceded by the current prospectus for the applicable contract, which includes the Separate Account and the FTVIP prospectuses. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report
Franklin Templeton Variable Insurance Products Trust
Investment Manager	Subadvisors	Fund Administrator	Distributor
Franklin Advisers, Inc.	K2/D&S Management Co., L.C.C.	Franklin Templeton Services, LLC	Franklin Templeton Distributors, Inc.

© 2019 Franklin Templeton Investments. All rights reserved.	VIP5 S 08/19

Item 2.	Code of Ethics.

(a)	The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A

(d)	N/A

(f)	Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.	Audit Committee Financial Expert.

(a) (1)	The Registrant has an audit committee financial expert serving on its audit committee.

(2)	The audit committee financial expert is Mary C. Choksi and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.	Principal Accountant Fees and Services. N/A

Item 5.	Audit Committee of Listed Registrants. N/A

Item 6.	Schedule of Investments. N/A

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSRS, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Company. N/A

Item 13.	Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer—Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer—Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Templeton Variable Insurance Products Trust

By	S\ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer –
Finance and Administration
Date August 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	S\ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer –
Finance and Administration
Date August 30, 2019

By	S\ GASTON GARDEY
Gaston Gardey
Chief Financial Officer and
Chief Accounting Officer
Date August 30, 2019